Concentrations of Credit Risk and Major Customers	12 Months Ended
Mar. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS
14.	CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

The Group’s financial instruments that are exposed to concentrations of credit risk consist primarily of its cash and cash equivalents and trade receivables.

The Group’s cash and cash equivalents are high-quality deposits placed with banking institutions with high credit ratings. This investment policy limits the Group’s exposure to concentrations of credit risk.

The trade receivable balances largely represent amounts due from the Group’s principal customers who are generally international organizations with high credit ratings. Letters of credit are the principal security obtained to support lines of credit or negotiated contracts from a customer. As a consequence, related credit risk is limited.

Accounts receivable from the three customers with the largest receivable balances or customers that individually comprised 10% or more of receivable balance as of March 31, 2020 and 2021 are as follows:

	Percentage of
	accounts receivable
	2020	2021
	%	%
Customer A	47.4	43.5
Customer B	**	12.2
Customer C	18.4	10.8
Customer D	7.1	**
Customer E	**	12.1
Three largest receivable balances	72.9	78.6

**	Not among the top three receivable balances or individually comprised 10% or more of receivable balance as of respective year end.

A substantial percentage of the Group’s sales are made to three customers and are typically on an open account basis. Customers accounting for 10% or more of total revenue from contracts with customers in any of the years ended March 31, 2019, 2020 and 2021 are as follows:

	Year ended March 31,
	2019	2020	2021
	%	%	%
Customer A (note a)	47.7	48.2	46.6
Customer B (note a)	18.0	20.8	25.9
Customer C (note b)	11.2	**	**
	76.9	69.0	72.5

**	Comprised less than 10% of net revenue for the respective year end.

Notes:

(a)	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.

(b)	Sales to this customer were reported in the Electric OEM operating segment.